Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Taxation	€ 1,265	€ 438
Non-controlling interests	59	36
Basic earnings	3,161	591
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	(956)	493
Taxation	(260)	115
Basic earnings	(697)	379
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Income	9,219	9,182
Expenses	5,691	7,623
Taxation	1,005	553
Non-controlling interests	59	36
Basic earnings	2,464	969
Net Result IFRS Attributable to Equity Holder of Parent
Disclosure of operating segments [line items]
Income	10,175	8,688
Expenses	5,691	7,623
Taxation	1,265	438
Non-controlling interests	59	36
Basic earnings	€ 3,161	€ 591